Loans and Allowance for Credit Losses Loans and Allowance for Credit Losses, PCI Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchased Credit Impaired Loans [Abstract]
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
Total Commercial [Member]
Purchased Credit Impaired Loans [Abstract]
Loans	515,719	513,405	503,388	506,536	456,583
Total Consumer [Member]
Purchased Credit Impaired Loans [Abstract]
Loans	446,546	439,705	$ 453,382	$ 461,068	$ 459,976
PCI [Member]
Purchased Credit Impaired Loans [Abstract]
Loans	568	5,009
Finance receivables sold amount	4,000	6,200
Gain (loss) on sale of financing receivable	1,600	2,400
PCI [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans [Abstract]
Loans	0	4
PCI [Member] | Total Consumer [Member]
Purchased Credit Impaired Loans [Abstract]
Loans	568	5,005
PCI loans (unpaid principal balance) [Member]
Purchased Credit Impaired Loans [Abstract]
Total PCI loans (unpaid principal balance)	$ 990	$ 7,348